Lease arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Lease arrangements
Summary of right-of-use assets

Right-of-use assets

	2024 GBPm	2025 GBPm
At start of year	113	89
Additions	32	35
Remeasurement	5	1
Disposals	(9)	-
Depreciation	(50)	(37)
Exchange translation differences	(2)	(1)
At end of year	89	87

Summary of lease liability	Lease liability

	2024 GBPm	2025 GBPm
Current
Property	(37)	(29)
Non-property	(1)	(1)
Non-current
Property	(63)	(65)
Non-property	(2)	(2)
Total	(103)	(97)